Goodwill and Other Intangible Assets - Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	$ 9,631	$ 10,007
Acquisitions		250
Dispositions	(135)	(489)
Foreign currency adjustments and other	(217)	(137)
Ending balance	9,279	9,631
Canadian banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	5,093	5,095
Reclassification due to reorganization of operating segments	(3,403)
Foreign currency adjustments and other		(2)
Ending balance	1,690	5,093
Global wealth management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Reclassification due to reorganization of operating segments	3,628
Foreign currency adjustments and other	(14)
Ending balance	3,614
Global banking and markets [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	260	260
Dispositions	(21)
Foreign currency adjustments and other	1
Ending balance	240	260
Latin America [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	3,272	3,454
Reclassification due to reorganization of operating segments	(225)
Dispositions	(47)	(36)
Foreign currency adjustments and other	(168)	(146)
Ending balance	2,832	3,272
Caribbean and central america [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	1,006	1,198
Acquisitions		250
Dispositions	(67)	(453)
Foreign currency adjustments and other	(36)	11
Ending balance	$ 903	$ 1,006